SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of Plant, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Pipeline facilities and compression equipment | Minimum
PLANT, PROPERTY AND EQUIPMENT
Estimated useful lives	20 years
Pipeline facilities and compression equipment | Maximum
PLANT, PROPERTY AND EQUIPMENT
Estimated useful lives	77 years
Metering and other equipment | Minimum
PLANT, PROPERTY AND EQUIPMENT
Estimated useful lives	5 years
Metering and other equipment | Maximum
PLANT, PROPERTY AND EQUIPMENT
Estimated useful lives	77 years